Other Property and Equipment (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 469,188	$ 197,235
Less accumulated depreciation	(73,721)	(48,024)
Other preperty and equipment, net	395,467	149,211
Natural Gas Compression Plant and Pipeline [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	371,292	129,863
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	19,999	16,158
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	19,731	13,653
Drilling and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	6,265	3,645
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	47,623	29,972
Land [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 4,278	$ 3,944